Financial Instruments and Financial Risk Management - Summary of Potential Impact on Pre-Tax Income Due to Change in Fair Value of Price Risk Derivatives (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / gigajoule $ / gigajoule $ / MWh $ / barrel	Dec. 31, 2019 CAD ($)
Derivative
Unrealized gains (losses) on risk management contracts	$ 21,000,000	$ (85,000,000)
PJM power price
Derivative
Increase or decrease to forward prices, energy | $ / MWh	1
Unrealized gains (losses) on risk management contracts	$ 2,000,000
AECO natural gas price
Derivative
Increase or decrease to forward prices, energy | $ / gigajoule	0.50
Unrealized gains (losses) on risk management contracts	$ 1,000,000
NYMEX natural gas price
Derivative
Increase or decrease to forward prices, energy | $ / gigajoule	0.50
Unrealized gains (losses) on risk management contracts	$ 36,000,000
Energy exports
Derivative
Unrealized gains (losses) on risk management contracts	$ 10,000,000
Energy exports | Propane
Derivative
Increase or decrease to forward prices, volume | $ / barrel	1
Baltic LPG Freight
Derivative
Unrealized gains (losses) on risk management contracts	$ 11,000,000
Baltic LPG Freight | Propane
Derivative
Increase or decrease to forward prices, volume | $ / barrel	1
NGL frac spread
Derivative
Unrealized gains (losses) on risk management contracts	$ (5,000,000)	$ (17,000,000)
NGL frac spread | Propane
Derivative
Increase or decrease to forward prices, volume | $ / barrel	1
Unrealized gains (losses) on risk management contracts	$ 1,000,000
NGL frac spread | Natural Gas
Derivative
Increase or decrease to forward prices, energy | $ / gigajoule	0.50
Unrealized gains (losses) on risk management contracts	$ 4,000,000
Foreign Exchange
Derivative
Increase or decrease to forward prices, foreign exchange swap	0.01
Unrealized gains (losses) on risk management contracts	$ 1,000,000